Leases - Components of Lease Expense (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019
Leases [Abstract]
Operating lease cost	$ 1,346	$ 4,529
Variable lease cost	425	903
Short-term lease cost		68
Sublease income and reimbursement of variable lease cost	(540)	(723)
Total	$ 1,231	$ 4,777